Government Bonds and Other Assets	9 Months Ended
Sep. 30, 2024
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Government Bonds and Other Assets	GOVERNMENT BONDS AND OTHER ASSETS
A.Government bonds

The following table sets forth the balance of Mexican Government local bonds (the “Government Bonds”) held by Petróleos Mexicanos valued at amortized cost as of September 30, 2024 and December 31, 2023:

	September 30, 2024		December 31, 2023
Government Bonds (1)	Ps.	43,044,642	Ps.	64,132,418
Less: current portion of Government Bonds, net of expected credit losses	21,570,204		28,637,314
Total long-term of Government bonds	Ps.	21,474,438	Ps.	35,495,104
(1)As of September 30, 2024 and December 31, 2023, includes an expected credit loss of Ps. 3,443 and Ps.5,595, respectively.
As of November 19, 2020, the value of the Government Bonds was Ps.128,786,611, and the liability was Ps.95,597,610.

On November 20, 2020, Petróleos Mexicanos monetized the whole of the Government Bonds by entering into a three-year financial arrangement to partially raise an equivalent of Ps.95,597,610 at an annual rate of 8.56275%, maturing November 24, 2023. Petróleos Mexicanos retains the risks, benefits and economic rights of the Government Bonds, which were delivered to a financial institution. Petróleos Mexicanos will continue to collect coupon and principal payments from the securities throughout the term of the transaction. Therefore, Petróleos Mexicanos recognizes these Government Bonds as restricted assets and recognizes short-term debt for the monetization. The resources from the Government Bonds were transferred to the FOLAPE for payments related to its pension and retirement plan obligations.

During the period from January 1 to September 30, 2024, interest income generated by the Government Bonds amounted to Ps.3,808,304, of which Petróleos Mexicanos received payments in the amount of Ps.4,328,054. During the period from January 1 to September 30, 2023, interest income generated by the Government Bonds amounted to Ps.5,791,844, of which Petróleos Mexicanos received payments in the amount of Ps.6,760,491.

As of September 30, 2024 and December 31, 2023, the Government Bonds consist of 7 and 12 series of development bonds (D Bonds and M Bonds) issued by the Secretaría de Hacienda y Crédito Público (“Ministry of Finance and Public Credit” or “SHCP”) with maturities between 2024 and 2026, at nominal values of Ps.42,939,002 and Ps.63,875,778, respectively.

As of September 30, 2024 and December 31, 2023, the fair value of the transferred assets was Ps.42,035,790 and Ps.62,731,992, respectively and the fair value of the associated liabilities was Ps.42,035,806 and Ps.49,317,793 respectively, resulting in a net position of Ps.(16) and Ps.13,414,199, respectively.

As of September 30, 2024 and December 31, 2023, the recorded liability was Ps.41,343,314 (Ps.41,048,353 of principal and Ps. 294,961 of interest) and Ps.59,364,989 (Ps.58,741,483 of principal and Ps.623,506 of interest), respectively.

The roll-forward of the Government Bonds is as follows:

	As of September 30,
	2024		2023
Balance as of the beginning of the year	Ps.	64,132,418	Ps.	110,179,517
Government Bonds collected (1)	(20,936,777)		(31,470,648)
Accrued interests	3,808,304		5,791,844
Interests received from bonds	(4,328,054)		(6,760,491)
Impact of the valuation of bonds in UDIs	—		205,403
Amortized cost	366,598		589,743
Reversal of impairment of bonds	2,153		2,555
Balance at the end of the period	Ps.	43,044,642	Ps.	78,537,923
(1)As of September 30, 2024 five series of Government Bonds were collected in February, April, June, August and September.
B.Other assets

As of September 30, 2024 and December 31, 2023, the balance of other assets was as follows:

	September 30, 2024		December 31, 2023
Payments in advance (1)	Ps.	5,541,461	Ps.	5,907,464
Other	4,543,231		3,353,985
Insurance	1,354,280		1,352,643
Total other assets	Ps.	11,438,972	Ps.	10,614,092
(1)Mainly advance payments to contractors for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco, through PTI ID.